Deferred Share Units (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	May 28, 2010
Charges from additional paid-in capital to common shares under Capital stock	$ 0	$ 583,180
Deferred Share Units
Common shares reserved maximum for issuance under the plan				11,000
Outstanding shares	0	0	0
Shares exercised	0	0	10,279
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	11,000	11,000
Charges from additional paid-in capital to common shares under Capital stock	$ 0	$ 0	$ 225,612